Income Taxes - Summary of Reconciliation of Changes in Deferred Tax Liabilities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	$ (1,055,789)	$ (335,174)	$ (488,804)
Effects of profit and loss	70,018	(11,385)	46,436
Acquired in business combinations		(642,273)
Other comprehensive income	48,620	(66,957)	107,194
Ending Balance	(937,151)	(1,055,789)	(335,174)
Trade accounts receivable [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	8,383	4,863	0
Effects of profit and loss	13,355	2,549	4,863
Other comprehensive income	(8,382)	971	0
Ending Balance	13,356	8,383	4,863
Machinery, equipment and improvements on leased assets [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	33,599	25,309	(3,161)
Effects of profit and loss	103,673	3,234	1,986
Other comprehensive income	(30,093)	5,056	26,484
Ending Balance	107,179	33,599	25,309
Improvements to concession assets [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	(1,215)	(1,089)	(1,461)
Effects of profit and loss	97	92	89
Other comprehensive income	95	(218)	283
Ending Balance	(1,023)	(1,215)	(1,089)
Airport concessions [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance		(394,725)	(528,757)
Effects of profit and loss			42,855
Other comprehensive income			91,177
Ending Balance			(394,725)
Airport concessions and other rights [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	(1,174,504)	(394,725)
Effects of profit and loss	(38,922)	(58,653)
Acquired in business combinations		(642,273)
Other comprehensive income	145,270	(78,853)
Ending Balance	(1,068,156)	(1,174,504)	(394,725)
Accruals [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	77,948	30,468	44,575
Effects of profit and loss	(8,185)	41,393	(3,357)
Other comprehensive income	(58,270)	6,087	(10,750)
Ending Balance	$ 11,493	$ 77,948	$ 30,468